Intangible assets -Schedule of Intangible Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	SFr 54,667	SFr 5,911
Intangible assets and goodwill at end of the period	57,464	54,667
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	64,411	12,006
Additions	11,604	52,407
Currency translation	(1)	(2)
Intangible assets and goodwill at end of the period	76,014	64,411
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(9,744)	(6,096)
Amortization	(8,806)	(3,648)
Intangible assets and goodwill at end of the period	(18,550)	(9,744)
Patents and other rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	44,722	2,266
Intangible assets and goodwill at end of the period	41,862	44,722
Patents and other rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	51,771	6,649
Additions	1,015	45,123
Currency translation	1	(1)
Intangible assets and goodwill at end of the period	52,787	51,771
Patents and other rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(7,049)	(4,383)
Amortization	(3,876)	(2,666)
Intangible assets and goodwill at end of the period	(10,924)	(7,049)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	8,155	1,853
Intangible assets and goodwill at end of the period	13,811	8,155
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	10,850	3,566
Additions	10,589	7,284
Currency translation	(2)	0
Intangible assets and goodwill at end of the period	21,436	10,850
Software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,695)	(1,713)
Amortization	(4,930)	(982)
Intangible assets and goodwill at end of the period	(7,625)	(2,695)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,791	1,791
Intangible assets and goodwill at end of the period	1,791	1,791
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,791	1,791
Additions	0	0
Currency translation	0	0
Intangible assets and goodwill at end of the period	1,791	1,791
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Amortization	0	0
Intangible assets and goodwill at end of the period	SFr 0	SFr 0